Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Finance costs.
Interest expenses - third party loans	$ 179,280		$ 182,246	$ 193,829
Unwinding of discount on decommissioning liability	4,644		2,644	1,712
Interest and finance charges for lease liabilities	32,826		27,384	16,024
Net foreign exchange loss arising from financing - unrealized	126,131		363,953	47,291
Net foreign exchange loss arising from financing - realized	43,422		49,564
Net foreign exchange loss on derivative instruments - realized				1,594
Costs paid on early loan and bond settlement	18,171			22,153
Fees on loans and financial derivatives	13,663		7,806	6,312
Fair value loss on embedded derivative within revenue contract			169
Net foreign exchange loss on derivative instruments-unrealized	3,897
Finance costs	$ 422,034	[1]	$ 633,766	$ 288,915

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).